Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	Recon Capital Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001551030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2016
Prospectus Date	rr_ProspectusDate	Sep. 19, 2016
Recon Capital USA Managed Risk ETF (Prospectus Summary) | Recon Capital USA Managed Risk ETF | Recon Capital USA Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USMR